14. Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	R$ 9,668,326	R$ 10,682,004
Additions/(Amortization)	(641,281)	(915,045)
Write-offs	29
Transfers
Other Changes		(98,633)
Intangible assets, ending balance	9,027,075	9,668,326
Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	30,229,359	29,366,779
Additions/(Amortization)	1,215,636	961,213
Write-offs	(945)
Transfers
Other Changes		(98,633)
Intangible assets, ending balance	31,444,050	30,229,359
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(20,561,032)	(18,684,775)
Additions/(Amortization)	(1,856,917)	(1,876,258)
Write-offs	974
Transfers
Other Changes
Intangible assets, ending balance	(22,416,975)	(20,561,032)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,527,219	1,527,219
Additions/(Amortization)
Write-offs
Transfers
Other Changes
Intangible assets, ending balance	1,527,220	1,527,219
Goodwill [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,527,219	1,527,219
Additions/(Amortization)
Write-offs
Transfers
Other Changes
Intangible assets, ending balance	1,527,220	1,527,219
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	3,091,216
Additions/(Amortization)	(1,286,295)
Write-offs	35
Transfers	934,072
Intangible assets, ending balance	2,739,028	3,091,216
Software licenses [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	18,184,382
Additions/(Amortization)
Write-offs	(939)
Transfers	934,072
Intangible assets, ending balance	19,117,515	18,184,382
Software licenses [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(15,093,166)
Additions/(Amortization)	(1,286,295)
Write-offs	974
Transfers
Intangible assets, ending balance	(16,378,487)	(15,093,166)
Authorizations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	4,533,380	2,793,328
Additions/(Amortization)	(505,723)	(405,803)
Write-offs	(6)
Transfers	87,355	2,255,625
Other Changes		(109,770)
Intangible assets, ending balance	4,115,007	4,533,380
Authorizations [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	9,811,793	7,638,970
Additions/(Amortization)	32,105	26,968
Write-offs	(6)
Transfers	87,355	2,255,625
Other Changes		(109,770)
Intangible assets, ending balance	9,931,248	9,811,793
Authorizations [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(5,278,413)	(4,845,642)
Additions/(Amortization)	(537,828)	(432,771)
Write-offs
Transfers
Other Changes
Intangible assets, ending balance	(5,816,241)	(5,278,413)
Infrastructure right-of-use - LT amazonas [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	109,124	145,761
Additions/(Amortization)	777	(7,763)
Write-offs
Transfers
Other Changes		(28,874)
Intangible assets, ending balance	109,900	109,124
Infrastructure right-of-use - LT amazonas [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	169,328	198,202
Additions/(Amortization)	8,539
Write-offs
Transfers
Other Changes		(28,874)
Intangible assets, ending balance	177,866	169,328
Infrastructure right-of-use - LT amazonas [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(60,204)	(52,441)
Additions/(Amortization)	(7,762)	(7,763)
Write-offs
Transfers
Other Changes
Intangible assets, ending balance	(67,966)	(60,204)
Other assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	198,111	202,048
Additions/(Amortization)	(25,032)	(23,644)
Write-offs
Transfers	2,266	19,708
Other Changes
Intangible assets, ending balance	175,345	198,111
Other assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	327,362	307,654
Additions/(Amortization)
Write-offs
Transfers	2,266	19,708
Other Changes
Intangible assets, ending balance	329,626	327,362
Other assets [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(129,250)	(105,606)
Additions/(Amortization)	(25,032)	(23,644)
Write-offs
Transfers
Other Changes
Intangible assets, ending balance	(154,281)	(129,250)
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	209,275	2,552,093
Additions/(Amortization)	1,174,992	934,245
Write-offs
Transfers	(1,023,693)	(3,317,074)
Other Changes		40,011
Intangible assets, ending balance	360,575	209,275
Intangible assets under development [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	209,276	2,552,093
Additions/(Amortization)	1,174,992	934,245
Write-offs
Transfers	(1,023,693)	(3,317,074)
Other Changes		40,011
Intangible assets, ending balance	360,575	209,276
Right to use software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	3,091,216	3,461,555
Additions/(Amortization)		(1,412,080)
Transfers		1,041,741
Other Changes
Intangible assets, ending balance		3,091,216
Right to use software [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	18,184,382	17,142,641
Additions/(Amortization)
Transfers		1,041,741
Other Changes
Intangible assets, ending balance		18,184,382
Right to use software [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	R$ (15,093,166)	(13,681,086)
Additions/(Amortization)		(1,412,080)
Transfers
Other Changes
Intangible assets, ending balance		R$ (15,093,166)